Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net [Abstract]
Schedule of accounts receivable net
(In thousands)	December 31, 2021	December 31, 2022
Accounts receivable	18,273	10,480
Less: Allowance for doubtful accounts	(3,350)	(4,519)
Accounts receivable, net	14,923	5,961

Schedule of movement in allowance for doubtful accounts
(In thousands)	December 31, 2020	December 31, 2021	December 31, 2022
Balance at beginning of the year	495	3,289	3,350
Additions	2,785	67	1,273
Reversal	—	(22)	(26)
Exchange difference	—	16	(78)
Balance at end of the year	3,289	3,350	4,519